Form N-1A Supplement	Jul. 01, 2026
abrdn Bloomberg All Commodity Strategy K-1 Free ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated July 1, 2026, to the Funds’ Statutory Prospectus dated May 1, 2026, as amended to date (“Prospectus”)

At a meeting held on June 8, 2026, the Board of Trustees of the Trust approved the termination of Vident Advisory, LLC (doing business as Vident Asset Management) (“Vident” or the “Sub-Advisor”), as sub-adviser to each Fund and its respective wholly-owned Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”), which is anticipated to be effective on or about September 21, 2026 (the “Effective Date”). Accordingly, as of the Effective Date, all references in the Prospectus to Vident, the “Sub-Advisor,” or any service provided by Vident to the Funds or the Subsidiaries are hereby deleted.

As of the Effective Date, abrdn Inc. (the “Advisor”), the investment adviser to each Fund and its Subsidiary, will assume all investment advisory services previously delegated to Vident under the sub-advisory agreement, including day-to-day management of each Fund and its Subsidiary. The Funds and Subsidiaries will no longer have a sub-adviser.

In connection with these changes, the subsection titled “Investment Advisor and Sub-Advisor” in the “Management” section of each Fund’s summary in the Prospectus is hereby revised as of the Effective Date to state that abrdn Inc. serves as the investment adviser to the Fund and its Subsidiary, and references to Vident serving as sub-adviser are deleted. In addition, references in the Prospectus to the Advisor and Sub-Advisor jointly managing the Funds and the Subsidiaries, determining allocations, monitoring investments, or otherwise performing portfolio management functions are revised to refer only to the Advisor, abrdn Inc., as applicable.

Additionally, as of the Effective Date, the portfolio managers primarily responsible for the day-to-day management of each Fund and its Subsidiary will be Awais Khan and Brian Glennon of abrdn Inc., replacing Austin Wen and Rafael Zayas.

Accordingly, on the Effective Date, the “Portfolio Managers” table in each Fund’s summary section of the Prospectus, is replaced with the following:

Employee	Length of Service	Title
Awais Khan, CFA®	Since September 2026	Portfolio Manager
Brian Glennon, CFA®	Since September 2026	Portfolio Manager

As of the Effective Date, the subsection titled “Portfolio Managers” in the “Management of the Funds” section of the Prospectus is replaced with the following:

Portfolio Managers

Awais Khan, CFA®, Head of ETF Portfolio Management and Capital Markets of the Advisor, and Brian Glennon, CFA®, Investment Manager of the Advisor, are jointly and primarily responsible for the day-to-day management of the Funds, with Mr. Khan serving as lead portfolio manager.

Mr. Khan joined the Advisor in July 2024 and currently serves as Head of ETF Portfolio Management and Capital Markets. Prior to joining the Advisor, Mr. Khan was a portfolio manager at Vanguard, where he served on the equity portfolio management team for more than 12 years and managed equity mutual funds and ETFs. Mr. Khan is also a portfolio manager for other actively managed ETFs in the abrdn Funds complex. He earned a BS and BSBA in Economics and International Business from the University of North Carolina at Charlotte and is a CFA charterholder.

Mr. Glennon joined the Advisor in 2016 and is an Investment Manager on the ETF team, with responsibilities that include portfolio management and trading for actively managed ETFs in the abrdn Funds complex. He previously served as Senior Capital Markets Analyst for the Advisor’s ETF offerings and, before that, as Senior Business Development Analyst supporting the Consultant Relations and Institutional Business Development teams. Prior to joining the Advisor, Mr. Glennon worked at Bank of America Merrill Lynch. He earned a BS in Finance with a minor in Economics from the University of Delaware and is a CFA charterholder.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.

Please retain this supplement for future reference.

abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated July 1, 2026, to the Funds’ Statutory Prospectus dated May 1, 2026, as amended to date (“Prospectus”)

At a meeting held on June 8, 2026, the Board of Trustees of the Trust approved the termination of Vident Advisory, LLC (doing business as Vident Asset Management) (“Vident” or the “Sub-Advisor”), as sub-adviser to each Fund and its respective wholly-owned Cayman Islands subsidiary (each, a “Subsidiary” and together, the “Subsidiaries”), which is anticipated to be effective on or about September 21, 2026 (the “Effective Date”). Accordingly, as of the Effective Date, all references in the Prospectus to Vident, the “Sub-Advisor,” or any service provided by Vident to the Funds or the Subsidiaries are hereby deleted.

As of the Effective Date, abrdn Inc. (the “Advisor”), the investment adviser to each Fund and its Subsidiary, will assume all investment advisory services previously delegated to Vident under the sub-advisory agreement, including day-to-day management of each Fund and its Subsidiary. The Funds and Subsidiaries will no longer have a sub-adviser.

In connection with these changes, the subsection titled “Investment Advisor and Sub-Advisor” in the “Management” section of each Fund’s summary in the Prospectus is hereby revised as of the Effective Date to state that abrdn Inc. serves as the investment adviser to the Fund and its Subsidiary, and references to Vident serving as sub-adviser are deleted. In addition, references in the Prospectus to the Advisor and Sub-Advisor jointly managing the Funds and the Subsidiaries, determining allocations, monitoring investments, or otherwise performing portfolio management functions are revised to refer only to the Advisor, abrdn Inc., as applicable.

Additionally, as of the Effective Date, the portfolio managers primarily responsible for the day-to-day management of each Fund and its Subsidiary will be Awais Khan and Brian Glennon of abrdn Inc., replacing Austin Wen and Rafael Zayas.

Accordingly, on the Effective Date, the “Portfolio Managers” table in each Fund’s summary section of the Prospectus, is replaced with the following:

Employee	Length of Service	Title
Awais Khan, CFA®	Since September 2026	Portfolio Manager
Brian Glennon, CFA®	Since September 2026	Portfolio Manager

As of the Effective Date, the subsection titled “Portfolio Managers” in the “Management of the Funds” section of the Prospectus is replaced with the following:

Portfolio Managers

Awais Khan, CFA®, Head of ETF Portfolio Management and Capital Markets of the Advisor, and Brian Glennon, CFA®, Investment Manager of the Advisor, are jointly and primarily responsible for the day-to-day management of the Funds, with Mr. Khan serving as lead portfolio manager.

Mr. Khan joined the Advisor in July 2024 and currently serves as Head of ETF Portfolio Management and Capital Markets. Prior to joining the Advisor, Mr. Khan was a portfolio manager at Vanguard, where he served on the equity portfolio management team for more than 12 years and managed equity mutual funds and ETFs. Mr. Khan is also a portfolio manager for other actively managed ETFs in the abrdn Funds complex. He earned a BS and BSBA in Economics and International Business from the University of North Carolina at Charlotte and is a CFA charterholder.

Mr. Glennon joined the Advisor in 2016 and is an Investment Manager on the ETF team, with responsibilities that include portfolio management and trading for actively managed ETFs in the abrdn Funds complex. He previously served as Senior Capital Markets Analyst for the Advisor’s ETF offerings and, before that, as Senior Business Development Analyst supporting the Consultant Relations and Institutional Business Development teams. Prior to joining the Advisor, Mr. Glennon worked at Bank of America Merrill Lynch. He earned a BS in Finance with a minor in Economics from the University of Delaware and is a CFA charterholder.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.

Please retain this supplement for future reference.